Leases	6 Months Ended
Sep. 30, 2020
Leases
Leases
6.	Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Operating lease cost	2,139	3,018
Variable lease cost	42	7
Total operating lease cost	2,181	3,025

For the six months ended September 30, 2019 and 2020, cash payments for operating leases amounted to RMB2,037 million and RMB2,042 million, respectively. For the same periods, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB2,671 million and RMB2,177 million, respectively.

As of September 30, 2020, the Company’s operating leases had a weighted average remaining lease term of 10.4 years and a weighted average discount rate of 5.4%. Future lease payments under operating leases as of September 30, 2020 are as follows:

Amounts
(in millions of RMB)

For the six months ending March 31, 2021	2,047
Year ending March 31, 2022	3,539
Year ending March 31, 2023	3,106
Year ending March 31, 2024	2,850
Year ending March 31, 2025	2,566
Thereafter	15,933
30,041
Less: imputed interest	(8,030)
Total operating lease liabilities (Note 17)	22,011